UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (PARENTHETICAL) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Statement of Cash Flows [Abstract]
Cash and cash equivalents	$ 84,362	$ 133,496	$ 309,419
Restricted cash and short-term deposits (current portion)	1,676	3,350	3,554
Restricted cash (non-current portion)	463	492	474
Total cash, cash equivalents, restricted cash and restricted cash equivalents	$ 86,501	$ 137,338	$ 313,447	$ 133,077